Condensed Consolidating Statements of Operations and Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions
Parent ownership percentage of subsidiary guarantors	100.00%								100.00%
Sales and service revenues
Product sales									$ 5,801	$ 5,755	$ 5,676
Service revenues									1,019	953	899
Total sales and service revenues	1,938	1,637	1,683	1,562	1,823	1,596	1,721	1,568	6,820	6,708	6,575
Cost of sales and service revenues
Cost of product sales									4,695	4,827	4,794
Cost of service revenues									888	802	777
Income (loss) from operating investments, net									14	18	20
General and administrative expenses									739	739	634
Goodwill impairment											290
Operating income (loss)	174	127	116	95	106	66	106	80	512	358	100
Interest expense									(118)	(117)	(104)
Earnings (loss) before income taxes	143	99	87	65	77	37	77	50	394	241	(4)
Federal income taxes									133	95	96
Net earnings (loss)	91	69	57	44	50	13	50	33	261	146	(100)
Other comprehensive income (loss), net of tax									705	(364)	(330)
Comprehensive income (loss)									966	(218)	(430)
Huntington Ingalls Industries, Inc.
Cost of sales and service revenues
Goodwill impairment
Interest expense									(110)	(111)	(89)
Equity in earnings (loss) of subsidiaries									334	213	(42)
Earnings (loss) before income taxes									224	102	(131)
Federal income taxes									(37)	(44)	(31)
Net earnings (loss)									261	146	(100)
Other comprehensive income (loss), net of tax									705	(364)	(330)
Comprehensive income (loss)									966	(218)	(430)
Subsidiary Guarantors
Sales and service revenues
Product sales									5,801	5,755	5,676
Service revenues									1,019	953	899
Total sales and service revenues									6,820	6,708	6,575
Cost of sales and service revenues
Cost of product sales									4,695	4,827	4,794
Cost of service revenues									888	802	777
Income (loss) from operating investments, net									14	18	20
General and administrative expenses									739	739	634
Goodwill impairment											290
Operating income (loss)									512	358	100
Interest expense									(8)	(6)	(15)
Earnings (loss) before income taxes									504	352	85
Federal income taxes									170	139	127
Net earnings (loss)									334	213	(42)
Other comprehensive income (loss), net of tax									705	(364)	(330)
Comprehensive income (loss)									1,039	(151)	(372)
Non-Guarantor Subsidiaries
Sales and service revenues
Service revenues									24	19
Total sales and service revenues									24	19
Cost of sales and service revenues
Cost of service revenues									24	19
Goodwill impairment
Eliminations
Sales and service revenues
Service revenues									(24)	(19)
Total sales and service revenues									(24)	(19)
Cost of sales and service revenues
Cost of service revenues									(24)	(19)
Goodwill impairment
Equity in earnings (loss) of subsidiaries									(334)	(213)	42
Earnings (loss) before income taxes									(334)	(213)	42
Net earnings (loss)									(334)	(213)	42
Other comprehensive income (loss), net of tax									(705)	364	330
Comprehensive income (loss)									$ (1,039)	$ 151	$ 372